Financial assets and financial liabilities (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 39,485	R$ 42,568
Base rate	(131,748)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (529,340)
Index - % per year	CDI + 1.8%
Base rate	R$ (71,196)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing One [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (412,880)
Index - % per year	CDI + 1.9%
Base rate	R$ (55,945)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (11,193)
Index - % per year	TJLP
Base rate	R$ (733)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing Three [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (21,405)
Index - % per year	CDI + 1.75%
Base rate	R$ (2,868)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders One [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (274,428)
Index - % per year	CDI
Base rate	R$ (31,971)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (256,488)
Index - % per year	SELIC
Base rate	R$ (29,881)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents [member] | Increase in basis points +75 [member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(7,407)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents [member] | Increase in basis points +150 [member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(14,814)
Cash Equivalents [member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 518,111
Index - % per year	100.8% of CDI
Base rate	R$ 60,846